Significant Accounting Policies (Details) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2020	Jun. 30, 2021 USD ($)	Jun. 30, 2020	Dec. 31, 2020
Significant Accounting Policies (Details) [Line Items]
Net gain recognized (in Dollars)	$ 1,195		$ 1,583
Equity Securities [Member]
Significant Accounting Policies (Details) [Line Items]
Net gain recognized (in Dollars)	$ 950		$ 1,342
NIS [Member]
Significant Accounting Policies (Details) [Line Items]
Exchange rate for 1 $ = NIS	3.26		3.26		3.215
Increase (decrease) of the U.S. $ against the NIS	(2.22%)	2.78%	(1.40%)	(0.28%)